Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit for the year	$ 4,367,191	$ 867,871	$ 630,045
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment	(484)	160	(41,455)
Currency translation adjustment from participation in non-consolidated companies	(39,997)	(109,079)	(20,470)
Changes in the fair value of financial instruments at fair value through other comprehensive income	960	(3,100)	(877)
Income tax related to financial instruments at fair value	(299)	1,230	0
Changes in the fair value of derivatives classified as cash flow hedges	278	(266)	(750)
Income tax relating to cash flow hedges	(83)	80	225
Other comprehensive income items	0	(966)	669
Other comprehensive income items from participation in non-consolidated companies	(106)	400	6
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of post employment benefit obligations	46,777	(36,907)	(67,601)
Income tax relating to remeasurement of post employment benefit obligations	(13,965)	10,790	19,312
Remeasurement of post employment benefit obligations from participation in non-consolidated companies	1,662	15,081	(18,918)
Other comprehensive loss for the year, net of tax	(5,257)	(122,577)	(129,859)
Total comprehensive income for the year	4,361,934	745,294	500,186
Attributable to:
Owners of the parent	3,818,185	666,667	445,473
Non-controlling interest	$ 543,749	$ 78,627	$ 54,713